Income taxes (Tables)	9 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
Income taxes recognized during the three and nine months ended September 30, 2025 and September 30, 2024, comprise:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
	(in thousands)
Income tax expense	$35,747	$37,437	$33,489	$89,105
Total	$35,747	$37,437	$33,489	$89,105

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	Nine Months Ended	Year Ended
	September 30, 2025	December 31, 2024
	(in thousands)
Unrecognized tax benefits at start of period	$101,619	$160,016
Increase related to prior year tax positions	28,442	7,374
Decrease related to prior year tax positions	(58,274)	(2,525)
Increase related to current period tax positions	12,098	2,171
Lapse of statute of limitations	(37)	(65,417)
Unrecognized tax benefits at end of period	$83,848	$101,619